Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Significant Accounting Policies
2	Significant Accounting Policies
2.1	Basis of Preparation

General

The consolidated financial statements have been prepared on a going concern basis in accordance with the IFRS as issued by the International Accounting Standards Board (IASB).

BioNTech prepares and publishes its consolidated financial statements in Euros and rounds numbers to thousands or millions of Euros, respectively. Accordingly, numerical figures shown as totals in some tables may not be exact arithmetic aggregations of the figures that preceded them and figures presented in the explanatory notes may not add up to the rounded arithmetic aggregations.

Segment Information

Historically BioNTech reported four segments: Clinical, Technology Platform, Manufacturing and Product Sales & External Services. In the course of the year ended December 31, 2020, BioNTech leveraged the breadth of its immunotherapy technologies and used its expertise to mobilize these rapidly to address the COVID-19 pandemic. In December 2020, BioNTech’s COVID-19 vaccine was authorized or approved for emergency or temporary use or granted conditional marketing authorization in over 65 countries worldwide. Beginning in the fourth quarter, given the financial and operational significance of the activities to develop and then market, produce and transport the COVID-19 vaccine, BioNTech’s Management Board, as the chief operating decision maker (CODM), reviewed financial information presented on a consolidated basis. Decisions with respect to business operations and resource allocations are made by the CODM based on BioNTech as a whole. Accordingly, BioNTech operates and makes decisions as a single operating segment, which is also its reporting segment.

2.2	Basis of Consolidation

The consolidated financial statements comprise the financial statements of BioNTech SE and its controlled investees (subsidiaries).

The Group controls an investee if, and only if, the Group has

•	power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);
•	exposure, or rights, to variable returns from its involvement with the investee; and
•	the ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights results in control.

The Group re-assesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary.

The profit / (loss) and each component of other comprehensive income / (loss) for the period are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the consolidated financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interests and other components of equity, while any resultant gain or loss is recognized in the consolidated statements of operations. Any investment retained is recognized at fair value.

2.3	Summary of Significant Accounting Policies
2.3.1	Business combinations and Goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree.

Goodwill is initially measured at cost as the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed.

After initial recognition, goodwill is tested at least annually or when there is an indication for impairment. See Note 2.3.13. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

2.3.2	Current versus Non-Current Classifications

The Group presents assets and liabilities in the consolidated statements of financial position based on current or non-current classification. An asset is current when it is either: (i) expected to be realized within 12 months after the reporting period or (ii) cash or cash equivalents, unless it is restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current. A liability is current when it is due to be settled within 12 months after the reporting period. The Group classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities, respectively.

2.3.3	Fair Value Measurement

Fair value is a market-based measurement. For some assets and liabilities, observable market transactions or market information is available. For other assets and liabilities, observable market transactions or market information might not be available. When a price for an identical asset or liability is not observable, another valuation technique is used. To increase consistency and comparability in fair value measurements, there are three levels of the fair value hierarchy:

•	Level 1 contains the use of quoted prices in active markets for identical assets or liabilities.
•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly.
•	Level 3 inputs are unobservable.

Within this hierarchy, estimated values are made by management based on reasonable assumptions, including other fair value methods.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained above.

2.3.4	Revenue from Contracts with Customers

Revenue Recognition

BioNTech generates revenues from collaboration and license agreements under which BioNTech grants licenses to use, research, develop, manufacture and commercialize product candidates and products. BioNTech determined that those collaboration and license agreements qualify as contracts with its customers. If the grant of a license is bundled together with the rendering of services, it is assessed whether these agreements are comprised of more than one performance obligation. A performance obligation is only accounted for as the grant of a license if the grant of a license is the sole or the predominant promise of the performance obligation.

If the consideration in an agreement includes a variable amount, BioNTech estimates the amount of consideration to which BioNTech will be entitled in exchange for transferring the goods to the customer. At contract inception, the variable consideration is estimated based on the most likely amount of consideration expected from the transaction and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with respect the variable consideration is subsequently resolved. The estimated revenue is updated at each reporting date to reflect the current facts and circumstances.

If a contract with a customer contains more than one performance obligation, the transaction price is allocated to each performance obligation based on relative-stand-alone selling prices.

For each separate performance obligation, it is evaluated whether control is transferred either at a point in time or over time. For performance obligations that are satisfied over time, revenue is recognized based on a measure of progress, which depicts the performance in transferring control to the customer. Under the terms of its licensing arrangements, BioNTech provides the licensee with a research and development license, which represents a right to access BioNTech’s intellectual property as it exists throughout the license period (as BioNTech’s intellectual property is still subject to further research). Therefore, the promise to grant a license is accounted for as a performance obligation satisfied over time, as the licensee simultaneously receives and consumes the benefits of BioNTech’s performance.

Earnings based on the collaboration partners’ gross profit, which is shared under the respective collaboration agreements are recognized based on the sales-based or usage-based royalty exemption; i.e. when, or as, the underlying sales occur, which is when the performance obligation has been satisfied. As described further in Note 3, BioNTech uses certain information from its collaboration partners, some of which is based on preliminary data shared between the partners and might vary once final data is available.

Revenue arrangements that involve two or more partners who contribute to the provision of a specific good or service to a customer are assessed in terms of principal-agent considerations in order to determine the appropriate treatment for the transactions between BioNTech and the collaborator and the transactions between BioNTech and other third parties. The classification of transactions under such arrangements is determined based on the nature and contractual terms of the arrangement along with the nature of the operations of the participants. Any consideration related to activities in which BioNTech is considered the principal, which includes being in control of the good or service before such good or service is transferred to the customer, are accounted for as gross revenue. Any consideration related to activities in which BioNTech is considered the agent, are accounted for as net revenue.

Revenue from the sale of pharmaceutical and medical products (e.g. COVID-19 vaccine sales and other sales of peptides and retroviral vectors for clinical supply) is recognized when BioNTech transfers control of the product to the customer. Control of the product normally transfers when the customer gains physical possession and BioNTech has not retained any significant risks of ownership or future obligations with respect to the product. A receivable is recognized, as the consideration is unconditional and only the passage of time is required before payment is due. The transaction price is quoted in the relevant price lists in force at the date of customer placing the respective order for such products. Payments from customers are due within 20 days (Europe) or 30 days (non-Europe) after invoice.

Contract Balances

Contract Assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If BioNTech performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.

Trade Receivables

A receivable represents BioNTech’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due).

Contract Liabilities

A contract liability is the obligation to transfer goods or services to a customer for which BioNTech has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before BioNTech transfers goods or services to the customer, a contract liability is recognized when the payment is made or when the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when BioNTech performs under the contract.

2.3.5	Government Grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as other income on a systematic basis over the periods that the related costs, for which the grant is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as deferred income within the consolidated statements of financial position. Other income is subsequently recognized in profit or loss over the useful live of the underlying asset subject to funding.

2.3.6	Taxes

Current Income Tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.

In addition, current income taxes presented for the period include adjustments for uncertain tax payments or tax refunds for periods not yet finally assessed, excluding interest expenses and penalties on the underpayment of taxes. Due to the increasing complexity of tax laws and the corresponding uncertainty regarding the legal interpretation by the fiscal authorities, tax calculations are generally subject to an elevated amount of uncertainty. In the event that amounts included in the tax return are considered unlikely to be accepted by the tax authorities (uncertain tax positions), a provision for income taxes is recognized.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred Tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•

when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or

•

in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, the carry forward of unused tax credits and unused tax losses can be utilized, except:

•

when the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or

•

in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year in which the asset is realized, or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Recognition of Taxes

Current and deferred tax items are recognized similar to the underlying transaction either in profit or loss, other comprehensive income or directly in equity.

The Group offsets current tax assets and current tax liabilities if, and only if, it has a legally enforceable right to set off the recognized amounts and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously. Deferred tax assets and deferred tax liabilities are only offset when the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either (i) the same taxable entity or (ii) different taxable entities, which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Sales Tax

Expenses and assets are recognized net of sales tax, except when the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statements of financial position.

2.3.7	Foreign Currencies

The Group’s consolidated financial statements are presented in Euros, which is also BioNTech SE’s functional currency. For each entity, the Group determines the functional currency, and items included in the consolidated financial statements of such entity are measured using that functional currency. The Group uses the direct method of consolidation and on disposal of a foreign operation, the gain or loss that is reclassified to the consolidated statements of operations reflects the amount that arises from using this method.

Transactions and Balances

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

In determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which the Group initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of advance consideration.

Foreign Currency Translation

On consolidation, the assets and liabilities of foreign operations are translated into Euros at the rate of exchange prevailing at the reporting date and their consolidated statements of operations are translated at exchange rates prevailing at the dates of the transactions.

The exchange differences arising on translation for consolidation are recognized in other comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is reclassified to profit or loss.

Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising upon the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange at the reporting date.

2.3.8	Property, Plant and Equipment

Construction in progress is stated at cost, net of accumulated impairment losses, if any. Property, plant and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Such cost includes the cost of replacing part of the property, plant and equipment if the recognition criteria are met. All other repair and maintenance costs are expensed as incurred.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Property, plant and equipment	Useful life (Years)
Buildings	7-33
Equipment, tools and installations	3-15

An item of property, plant and equipment initially recognized is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of operations when the asset is derecognized.

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year-end and adjusted prospectively, if appropriate.

2.3.9	Leases

At the inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group assesses whether:

•

the contract involves the use of an identified asset—this may be specified explicitly or implicitly and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;

•	the Group has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and
•

the Group has the right to direct the use of the asset. The Group has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the Group has the right to direct the use of the asset if either:

•	the Group has the right to operate the asset; or
•	the Group designed the asset in a way that predetermines how and for what purpose it will be used.

At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices. However, for the leases of land and buildings in which it is a lessee, the Group has elected not to separate non-lease components, and instead accounts for the lease and non-lease components as a single lease component.

The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of the costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received by the Group.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset and the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the incremental borrowing interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments;
•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as of the commencement date;
•	amounts expected to be payable under a residual value guarantee; and
•

the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in the consolidated statements of operations if the carrying amount of the right-of-use asset has been reduced to zero.

The Group presents right-of-use assets separately and lease liabilities in ‘financial liabilities’ in the consolidated statements of financial position.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets or shorter lease term, as follows:

Right-of-use assets	Useful life (Years)
Buildings	2-25
Equipment, tools and installations	2-5
Production facilities	2-3
Automobiles	3-4

Short-Term Leases and Leases of Low-Value Assets

The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases of machinery that have a lease term of 12 months or less or leases of low-value assets. The Group recognizes the lease payments associated with these leases as an expense in the consolidated statements of operations on a straight-line basis over the lease term.

2.3.10	Intangible Assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized generally on a straight-line basis over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are at least reviewed at the end of each reporting period. The amortization expense on intangible assets with finite lives is recognized in the consolidated statements of operations in the expense category that is consistent with the function of the intangible assets.

A summary of the useful lives applied to the Group’s intangible assets is as follows:

Intangible assets	Useful life (Years)
Intellectual property rights	10-20
Licenses	3-20
Software	3-8

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment at least annually, or when there is an indication for impairment, either individually or at the level of a cash-generating unit (see Note 2.3.13 for further details). The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

The Group has classified advanced payments on intangible assets as intangible assets, which are not yet ready for use. Advanced payments on intangible assets are tested for impairment on an annual basis.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of operations.

Research and Development Costs

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset if, and only if, all of the following six criteria can be demonstrated by the Group:

•	the technical feasibility of completing the intangible asset so that the asset will be available for use or sale;
•	its intention to complete the project;
•	the ability and intention to use or sell the asset;
•	how the asset will generate future economic benefits;
•	the availability of resources to complete the asset; and
•	the ability to reliably measure the expenditure during development.

Due to the inherent risk of failure in pharmaceutical development and the uncertainty of approval, management has determined that these criteria are not met in the biotech sector until regulatory approval has been obtained. The related expenditure is reflected in the consolidated statements of operations in the period in which the expenditure is incurred.

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. Amortization is recorded in cost of sales. During the period of development, the asset is tested for impairment annually.

2.3.11	Financial Instruments – Initial Recognition and Subsequent Measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

i) Financial Assets

Initial recognition and Measurement

Financial assets are initially measured at fair value. The Group’s financial assets mainly include trade receivables as well as other receivables that reflect BioNTech’s entitlement to cash. With respect to trade receivable, the Group has applied the practical expedient which means that they are measured at the transaction price determined under IFRS 15. Refer to the accounting policies in Note 2.3.4. Other financial assets are measured at amortized costs since they are held by the Group to collect contractual cash flows, which are solely payments of principal and interest. Gains and losses are recognized in profit or loss when the financial asset is derecognized, modified or impaired.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statements of financial position) when the rights to receive cash flows from the asset have expired or have been transferred in terms of fulfilling the derecognition criteria.

Impairment of Financial Assets

An allowance for expected credit losses (ECLs) is considered for all debt instruments of the Group. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all of the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. In this analysis BioNTech also considered that governments and health ministries which are BioNTech’s customers established in connection with progressing the commercial activities of the Group with respect to BioNTech’s COVID-19 vaccine.

ii) Financial Liabilities

Initial Recognition and Measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings or as payables.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade payables and other financial liabilities.

Subsequent Measurement

The measurement of financial liabilities depends on their classification, as described below.

Financial Liabilities at Fair Value through Profit or Loss

Financial liabilities at fair value through profit of the Group include the embedded derivative, which was bifurcated from the convertible note, as host contract, and is recognized as a separate financial instrument until it is extinguished upon conversion. Financial liabilities at fair value further include contingent considerations resulting from the Group’s business combinations.

Gains or losses arising from fair value measurement adjustments of the embedded derivative and the contingent consideration are recognized in profit and loss within the consolidated statements of operations.

Loans, Borrowings, Trade Payables and Other Financial Liabilities

After initial recognition, interest-bearing loans and borrowings, trade payables and other financial liabilities are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in the consolidated statements of operations when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statements of operations.

This category generally applies to interest-bearing loans and borrowings.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of operations.

2.3.12	Inventories

Inventories are valued at the lower of cost and net realizable value.

Costs incurred in bringing each product to its present location and condition are accounted for as follows:

•	raw materials and supplies: purchase cost on a first-in/first-out basis; or
•

unfinished goods and finished goods: cost of direct materials and labor, including both internal manufacturing and third-party contract manufacturing organizations, or CMOs, and a proportion of manufacturing overheads based on the normal operating capacity, but excluding borrowing costs.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

2.3.13	Impairment of Non-Financial Assets

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. Goodwill is tested for impairment annually as of October 1. Impairment is determined for goodwill by assessing the recoverable amount of each cash generating unit (or group of CGUs) to which the goodwill relates. If any indication exists, or when annual impairment testing is performed, the Group estimates the asset’s or CGU’s recoverable amount. The recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or cash generating unit exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s cash generating units to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.

Impairment losses of continuing operations are recognized in the consolidated statements of operations in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or cash generating unit’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statements of operations unless the asset is carried at a revalued amount, in which case, the reversal is treated as a revaluation increase.

2.3.14	Cash and Cash Equivalents

Cash and cash equivalents comprise cash in banks and on hand and short-term deposits with an original maturity of three months or less, which are subject to an insignificant risk of changes in value.

2.3.15	Pension

The liability in respect of defined benefit pension plans is the defined benefit obligation calculated annually by independent actuaries using the projected unit credit method. The current service cost for such post-employment benefit plans is included in the personnel expenses of the various functions of the respective employees, while the net interest on the net defined benefit liability or asset is recognized in finance expenses or finance income.

2.3.16	Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the consolidated statements of operations net of any reimbursement.

2.3.17	Share-Based Payments

Employees (and others providing similar services) receive remuneration in the form of share-based payments, which are settled in equity instruments (equity-settled transactions).

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model, further details of which are given in Note 17.

These costs are recognized in cost of sales, research and development expenses, sales and marketing expenses or general and administrative expenses, together with a corresponding increase in equity (other reserves), over the period in which the service is provided (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest.

2.4	Standards applied for the First Time

In 2020 several new and amended standards and interpretations became effective but did not have an impact on the consolidated financial statements of the Group.

Standards/Interpretations	Date of application
Amendments to IFRS 3 Business Combinations	January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7 Interest Rate Benchmark Reform	January 1, 2020
Amendments to IAS 1 and IAS 8 Definition of Material	January 1, 2020
Amendments to References to the Conceptual Framework in IFRS Standards	January 1, 2020
Amendment to IFRS 16 Leases COVID-19-Related Rent Concessions	June 1, 2020

2.5	Standard issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements and that might have an impact on the Group’s financial statements are disclosed below. The Group has not early adopted any standards and intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Standards/Interpretations	Date of application
Amendments to IFRS 4 Insurance Contracts – deferral of IFRS 9	January 1, 2021
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2	January 1, 2021
Amendments to IFRS 3 Business Combinations: Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022
Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets - Onerous Contracts – Cost of Fulfilling a Contract Amendments to IAS 37	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020	January 1, 2022
Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current - Deferral of Effective Date	January 1, 2023
IFRS 17 Insurance Contracts (issued on 18 May 2017); including Amendments to IFRS 17	January 1, 2023

The Group does not expect a significant impact of the application of any of these amendments.